BETTER 10K - LEASES - Finance Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Depreciation and Amortization	$ 520	$ 520
Interest Expense	273	439
Total	$ 793	$ 959